Revenues - Disaggregation (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenues
Revenue from contracts with customers	€ 4,060	€ 3,884
EMEA
Revenues
Revenue from contracts with customers	2,806	2,443
Asia Pacific
Revenues
Revenue from contracts with customers	535	405
Americas
Revenues
Revenue from contracts with customers	719	1,036
Systems
Revenues
Revenue from contracts with customers	2,087	1,305
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	1,816	1,022
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	271	283
Systems | EMEA
Revenues
Revenue from contracts with customers	1,424	786
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	394	196
Systems | Americas
Revenues
Revenue from contracts with customers	269	323
Services
Revenues
Revenue from contracts with customers	1,973	2,579
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	1,973	2,579
Services | EMEA
Revenues
Revenue from contracts with customers	1,382	1,657
Services | Asia Pacific
Revenues
Revenue from contracts with customers	141	209
Services | Americas
Revenues
Revenue from contracts with customers	€ 450	€ 713